NOTE 5 - PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
NOTE 5 - PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

The Company’s property and equipment consisted of the following at September 30, 2013 and December 31, 2012:

	2013	2012	Estimated Useful Life
Computer and Office Equipment	$33,868	$33,868	5 -7 years
Furniture and Fixtures	18,530	18,530	7 years
	$52,398	$52,398
Less: Accumulated Depreciation	(48,125)	(40,574)
	$4,273	$11,824

Depreciation expense for the periods ended September 30, 2013 and 2012 was $7,551 and $2,098 respectively.